UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  2/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      831,210
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                      COM                 037833100  118,657   292,980          SOLE                  292,980      0    0
ADOBE SYSTEMS INC              COM                 00724F101   25,284   894,367          SOLE                  894,367      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   35,480   304,630          SOLE                  304,630      0    0
BROADCOM CORP                  COM                 111320107    7,052   240,200          SOLE                  240,200      0    0
CITRIX SYSTEMS INC             COM                 177376100   29,290   482,384          SOLE                  482,384      0    0
DINEEQUITY                     COM                 254423106   17,088   404,828          SOLE                  404,828      0    0
DIRECTV                        COM                 25490A101   24,844   581,008          SOLE                  581,008      0    0
EXPRESS SCRIPTS INC            COM                 302182100   25,473   570,000          SOLE                  570,000      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   43,251   620,445          SOLE                  620,445      0    0
GOOGLE INC                     COM                 38259P508   83,003   128,507          SOLE                  128,507      0    0
HEALTH NET INC                 COM                 42222G108   47,255 1,553,405          SOLE                1,553,405      0    0
LIBERTY GLOBAL INC             COM                 530555101   63,718 1,552,967          SOLE                1,552,967      0    0
NORDION INC                    COM                 65563C105   35,578 4,255,796          SOLE                4,255,796      0    0
OPENTABLE INC                  COM                 68372A104   41,189 1,052,625          SOLE                1,052,625      0    0
PRICELINE INC                  COM                 741503403   35,078    75,000          SOLE                   75,000      0    0
QUALCOMM INC                   COM                 747525103   45,596   833,570          SOLE                  833,570      0    0
SCHWAB CHARLES NEW             COM                 808513105    9,635   855,705          SOLE                  855,705      0    0
VERMILLIOM INC                 COM                 92407M206      284   243,151          SOLE                  243,151      0    0
VERISIGN INC                   COM                 92343E102   60,338 1,689,193          SOLE                1,689,193      0    0
VISA INC                       COM CL A            92826C839   42,023   413,901          SOLE                  413,901      0    0
YUM BRANDS INC                 COM                 988498101   41,094   696,382          SOLE                  696,382      0    0


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